RELATED PARTIES (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Agenciamiento y Servicios Profesionales S.A. [Member]
Statement [Line Items]
Country	Mexico
Functional Currency	U.S. Dollar
% Ownership interest	0.999990	0.999990
Agenciamiento y Servicios Profesionales S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.000020	0.000020
Agenciamiento y Servicios Profesionales S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999970	0.999970
Arauco Argentina S.A. [Member]
Statement [Line Items]
Country	Argentina
Functional Currency	U.S. Dollar
% Ownership interest	0.999800	0.999801
Arauco Argentina S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.099707	0.099753
Arauco Argentina S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.900093	0.900048
Arauco Australia Pty Ltd [Member]
Statement [Line Items]
Country	Australia
Functional Currency	U.S. Dollar
% Ownership interest	0.999990	0.999990
Arauco Australia Pty Ltd [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Arauco Australia Pty Ltd [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999990	0.999990
Arauco Bioenergia S.A. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	0.999999	0.999999
Arauco Bioenergia S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.980000	0.980000
Arauco Bioenergia S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.019999	0.019999
Arauco Canada Ltd. [Member]
Statement [Line Items]
Country	Canada
Functional Currency	Canadian Dollar
% Ownership interest	0.999990	0.999990
Arauco Canada Ltd. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Arauco Canada Ltd. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999990	0.999990
Arauco Colombia S.A. [Member]
Statement [Line Items]
Country	Colombia
Functional Currency	U.S. Dollar
% Ownership interest	0.999982	0.999982
Arauco Colombia S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.014778	0.014778
Arauco Colombia S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.985204	0.985204
Arauco do Brasil S.A. [Member]
Statement [Line Items]
Country	Brazil
Functional Currency	Brazilian Real
% Ownership interest	0.999990	0.999990
Arauco do Brasil S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.010681	0.010681
Arauco do Brasil S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.989309	0.989309
Arauco Europe Cooperatief U.A. [Member]
Statement [Line Items]
Country	Netherlands
Functional Currency	U.S. Dollar
% Ownership interest	0.999990	0.999990
Arauco Europe Cooperatief U.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.005215	0.005493
Arauco Europe Cooperatief U.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.994775	0.994497
Arauco Florestal Arapoti S.A. [Member]
Statement [Line Items]
Country	Brazil
Functional Currency	Brazilian Real
% Ownership interest	0.799992	0.799992
Arauco Florestal Arapoti S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Arauco Florestal Arapoti S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.799992	0.799992
Arauco Forest Brasil S.A. [Member]
Statement [Line Items]
Country	Brazil
Functional Currency	Brazilian Real
% Ownership interest	0.999991	0.999991
Arauco Forest Brasil S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.100809	0.100809
Arauco Forest Brasil S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.899182	0.899182
Arauco Industria de México, S.A.de C.V. [Member]
Statement [Line Items]
Country	Mexico
Functional Currency	Mexican pesos
% Ownership interest	0.999990	0.999990
Arauco Industria de México, S.A.de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Arauco Industria de México, S.A.de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999990	0.999990
Arauco Industria de Paineis Ltda. [Member]
Statement [Line Items]
Country	Brazil
Functional Currency	Brazilian Real
% Ownership interest	0.999990	0.999990
Arauco Industria de Paineis Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Arauco Industria de Paineis Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999990	0.999990
Arauco Middle East DMCC [Member]
Statement [Line Items]
Country	Dubai
Functional Currency	U.S. Dollar
% Ownership interest	0.999990	0.999990
Arauco Middle East DMCC [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Arauco Middle East DMCC [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999990	0.999990
Arauco Nutrientes Naturales SPA [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	0.999484	0.999484
Arauco Nutrientes Naturales SPA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Arauco Nutrientes Naturales SPA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999484	0.999484
Arauco Peru S.A. [Member]
Statement [Line Items]
Country	Perú
Functional Currency	U.S. Dollar
% Ownership interest	0.999990	0.999990
Arauco Peru S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.000013	0.000013
Arauco Peru S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999977	0.999977
Arauco Química S.A. de C.V. [Member]
Statement [Line Items]
Country	Mexico
Functional Currency	Mexican pesos
% Ownership interest	0.999990	0.999990
Arauco Química S.A. de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Arauco Química S.A. de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999990	0.999990
Arauco Serviquimex, S.A. de C.V. [Member]
Statement [Line Items]
Country	Mexico
Functional Currency	Mexican pesos
% Ownership interest	0.999990	0.999990
Arauco Serviquimex, S.A. de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Arauco Serviquimex, S.A. de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999990	0.999990
Araucomex S.A. de C.V. [Member]
Statement [Line Items]
Country	Mexico
Functional Currency	U.S. Dollar
% Ownership interest	0.999990	0.999990
Araucomex S.A. de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.000005	0.000005
Araucomex S.A. de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999985	0.999985
Araucomex Servicios, S.A. de C.V. [Member]
Statement [Line Items]
Country	Mexico
Functional Currency	Mexican pesos
% Ownership interest	0.999990	0.999990
Araucomex Servicios, S.A. de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Araucomex Servicios, S.A. de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999990	0.999990
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	Chilean Pesos
% Ownership interest	0.570831	0.570831
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.570831	0.570831
Empreendimentos Florestais Santa Cruz Ltda. [Member]
Statement [Line Items]
Country	Brazil
Functional Currency	Brazilian Real
% Ownership interest	0.999985	0.999985
Empreendimentos Florestais Santa Cruz Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Empreendimentos Florestais Santa Cruz Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999985	0.999985
Forestal Arauco SA [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	0.999484	0.999484
Forestal Arauco SA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999484	0.999484
Forestal Arauco SA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Forestal Cholguan S.A. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	0.985683	0.985676
Forestal Cholguan S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Forestal Cholguan S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.985683	0.985676
Forestal Los Lagos S.A. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	0.799587	0.799587
Forestal Los Lagos S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Forestal Los Lagos S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.799587	0.799587
Forestal Nuestra Senora del Carmen S.A. [Member]
Statement [Line Items]
Country	Argentina
Functional Currency	Argentine pesos
% Ownership interest	0	0.999805
Forestal Nuestra Senora del Carmen S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Forestal Nuestra Senora del Carmen S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0.999805
Forestal Talavera S.A. [Member]
Statement [Line Items]
Country	Argentina
Functional Currency	Argentine pesos
% Ownership interest	0	0.999942
Forestal Talavera S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Forestal Talavera S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0.999942
Greenagro S.A. [Member]
Statement [Line Items]
Country	Argentina
Functional Currency	Argentine pesos
% Ownership interest	0	0.979805
Greenagro S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Greenagro S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0.979805
Inversiones Arauco Internacional Ltda. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	0.999990	0.999990
Inversiones Arauco Internacional Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.980186	0.980186
Inversiones Arauco Internacional Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.019804	0.019804
Investigaciones Forestales Bioforest S.A. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	0.999489	0.999489
Investigaciones Forestales Bioforest S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.010000	0.010000
Investigaciones Forestales Bioforest S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.989489	0.989489
Leasing Forestal S.A. [Member]
Statement [Line Items]
Country	Argentina
Functional Currency	Argentine pesos
% Ownership interest	0.999800	0.999801
Leasing Forestal S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Leasing Forestal S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999800	0.999801
Maderas Arauco Costa Rica S.A. [Member]
Statement [Line Items]
Country	Costa Rica
Functional Currency	U.S. Dollar
% Ownership interest	0.999990	0.999990
Maderas Arauco Costa Rica S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Maderas Arauco Costa Rica S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999990	0.999990
Maderas Arauco S.A. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	0.999995	0.999995
Maderas Arauco S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.990000	0.990000
Maderas Arauco S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.009995	0.009995
Mahal Empreendimentos e Participacoes S.A. [Member]
Statement [Line Items]
Country	Brazil
Functional Currency	Brazilian Real
% Ownership interest	0.999990	0.999990
Mahal Empreendimentos e Participacoes S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Mahal Empreendimentos e Participacoes S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999990	0.999990
Novo Oeste Gestao de Ativos Florestais S.A. [Member]
Statement [Line Items]
Country	Brazil
Functional Currency	Brazilian Real
% Ownership interest	0.999990	0.999990
Novo Oeste Gestao de Ativos Florestais S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Novo Oeste Gestao de Ativos Florestais S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999990	0.999990
ODD Industries SpA [Member]
Statement [Line Items]
Country	Chile
Functional Currency	Chilean Pesos
% Ownership interest	0.866151	0
ODD Industries SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
ODD Industries SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.866151	0
Prime-Line, Inc. [Member]
Statement [Line Items]
Country	United States
Functional Currency	U.S. Dollar
% Ownership interest	0.999990	0.999990
Prime-Line, Inc. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Prime-Line, Inc. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999990	0.999990
Tablered Araucomex SA de CV [Member]
Statement [Line Items]
Country	Mexico
Functional Currency	Mexican pesos
% Ownership interest	0.999990	0.999990
Tablered Araucomex SA de CV [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Tablered Araucomex SA de CV [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999990	0.999990
Savitar S.A. [Member]
Statement [Line Items]
Country	Argentina
Functional Currency	Argentine pesos
% Ownership interest	0	0.999841
Savitar S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Savitar S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0.999841
Servicios Aereos Forestales Ltda. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	0.999990	0.999990
Servicios Aereos Forestales Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.000100	0.000100
Servicios Aereos Forestales Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999890	0.999890
Servicios Logisticos Arauco S.A. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	0.999997	0.999997
Servicios Logisticos Arauco S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.450000	0.450000
Servicios Logisticos Arauco S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.549997	0.549997
Arauco North America Inc [Member]
Statement [Line Items]
Country	United States
Functional Currency	U.S. Dollar
% Ownership interest	0.999990	0.999990
Arauco North America Inc [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.000001	0.000001
Arauco North America Inc [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999989	0.999989
Arauco Wood China Company Limited [Member]
Statement [Line Items]
Country	China
Functional Currency	U.S. Dollar
% Ownership interest	0.999990	0.999990
Arauco Wood China Company Limited [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0	0
Arauco Wood China Company Limited [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.999990	0.999990